Vessel revenue - Terms of time chartered vessels (Details) - Vessels	6 Months Ended
Jun. 30, 2022 USD ($)
STI Gratitude | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term	3 years
Rate	$ 28,000
STI Memphis | MR
Disclosure of maturity analysis of operating lease payments [line items]
Term	3 years
Rate	$ 21,000
STI Marshall | MR
Disclosure of maturity analysis of operating lease payments [line items]
Term	3 years
Rate	$ 23,000
STI Magnetic | MR
Disclosure of maturity analysis of operating lease payments [line items]
Term	3 years
Rate	$ 23,000
STI Gladiator | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term	3 years
Rate	$ 28,000
STI Guide | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term	3 years
Rate	$ 28,000
STI Guard | LR2
Disclosure of maturity analysis of operating lease payments [line items]
Term	5 years
Rate	$ 28,000
STI Miracle | MR
Disclosure of maturity analysis of operating lease payments [line items]
Term	3 years
Rate	$ 21,000